INTEREST INCOME (Details 2) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest Income
Interest income not including income from hedge accounting	$ 2,243,123	$ 2,031,133	$ 2,123,422
Interest expense not including expense from hedge accounting	(809,956)	(719,850)	(799,636)
Net Interest income (expense) from hedge accounting	1,433,167	1,311,283	1,323,786
Hedge accounting (net)	(18,799)	15,408	(42,420)
Total net interest income	$ 1,414,368	$ 1,326,691	$ 1,281,366